Annual Operating Expenses - FidelityHealthSavingsFunds-RetailComboPRO - FidelityHealthSavingsFunds-RetailComboPRO - Fidelity Health Savings Fund - Fidelity Health Savings Fund	Nov. 29, 2022
Operating Expenses:
Management fee	0.45%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Acquired fund fees and expenses	0.02%
Total annual operating expenses	0.47%	[1]

[1]	A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.